Loans and other liabilities - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-Current liabilities
Non-current liabilities	$ 120,827	$ 519,471
Current Liabilities
Current liabilities	24,199	16,068
Short-term borrowings	106,503	122,501
Total current borrowings and current portion of non-current borrowings	130,702	138,569
Loans from financial institutions
Non-Current liabilities
Non-current liabilities	35,235	3,714
Current Liabilities
Current liabilities	13,605	6,213
Loan from shipyard
Non-Current liabilities
Non-current liabilities	56,591	52,240
Other loans and liabilities
Non-Current liabilities
Non-current liabilities	29,001	39,817
Current Liabilities
Current liabilities	$ 10,594	9,855
Debentures
Non-Current liabilities
Non-current liabilities		$ 423,700